Benefit Plans	12 Months Ended
Dec. 31, 2019
Benefit Plans [Abstract]
Benefit Plans
Note 11:	Benefit Plans

Pension and Postretirement Benefit Plans

The Company sponsors a number of pension and postretirement plans worldwide. Pension plan benefits are provided to employees under defined benefit pay-related and service-related plans, which are non-contributory in nature. The Company’s funding policy for the U.S. defined benefit pension plans is to contribute at least the minimum required contribution required by Employee Retirement Income Security Act (“ERISA”), as amended by the Pension Protection Act of 2016 (as amended by MAP-21, HAFTA, and BBA 15). The Company intends to make additional contributions, as necessary, to prevent benefit restrictions in the plans. The Company’s annual contributions to the non-U.S. pension plans are consistent with the requirements of applicable local laws.

The Company also provides postretirement healthcare and life insurance benefits in the United States and South Africa to a limited group of current and retired employees. All of the Company’s postretirement benefit plans are unfunded.

The following table provides a reconciliation of the changes in the benefit obligations (the projected benefit obligation in the case of the pension plans and the accumulated postretirement benefit obligation in the case of the other postretirement plans) and in the fair value of the plan assets for the periods described below.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Other Postretirement Benefits
	2019	2018	2019	2018	2019	2018
Reconciliation of Benefit Obligations:
Beginning balance	$57.4	$59.7	$304.9	$335.9	$3.1	$3.4
Service cost	—	—	1.5	1.8	—	—
Interest cost	2.2	2.1	7.7	7.5	0.1	0.1
Plan amendments	—	—	—	3.6	—	—
Actuarial losses (gains)	4.3	0.4	35.9	(16.8)	0.4	(0.1)
Benefit payments	(2.8)	(2.9)	(10.3)	(10.2)	(0.2)	(0.2)
Plan settlements	(1.3)	(1.9)	—	—	—	—
Effect of foreign currency exchange rate changes	—	—	6.8	(16.9)	—	(0.1)
Benefit obligations ending balance	$59.8	$57.4	$346.5	$304.9	$3.4	$3.1
Reconciliation of Fair Value of Plan Assets:
Beginning balance	$57.7	$63.1	$212.2	$238.7
Actual return on plan assets	7.4	(0.7)	35.3	(8.1)
Employer contributions	0.1	0.1	4.3	4.2
Plan settlements	(1.3)	(1.9)	—	—
Benefit payments	(2.8)	(2.9)	(10.3)	(10.2)
Effect of foreign currency exchange rate changes	—	—	7.6	(12.4)
Fair value of plan assets ending balance	$61.1	$57.7	$249.1	$212.2

Funded Status as of Period End	$1.3	$0.3	$(97.4)	$(92.7)	$(3.4)	$(3.1)

Amounts recognized as a component of accumulated other comprehensive (loss) income as of December 31, 2019 and 2018 that have not been recognized as a component of net periodic benefit cost are presented in the following table.

	U.S. Pension Plans		Non-U.S. Pension Plans		Other Postretirement Benefits
	2019	2018	2019	2018	2019	2018
Net actuarial losses (gains)	$5.7	$6.7	$58.8	$48.9	$0.2	$(0.2)
Prior service cost	—	—	3.5	3.5	—	—
Amounts included in accumulated other comprehensive (loss) income	$5.7	$6.7	$62.3	$52.4	$0.2	$(0.2)

For defined benefit pension plans, the Company estimates that $2.9 million of net losses and $0.2 million of prior service costs will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during the year ending December 31, 2020. For other postretirement benefit plans, the Company estimates no net losses and prior service costs will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during the year ending December 31, 2020.

Pension and other postretirement benefit liabilities and assets are included in the following captions in the Consolidated Balance Sheets as of December 31, 2019 and 2018.

	2019	2018
Other assets	$2.3	$1.4
Accrued liabilities	(2.2)	(2.1)
Pension and other postretirement benefits	(99.7)	(94.8)

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2019 and 2018.

	U.S. Pension Plans		Non-U.S. Pension Plans
	2019	2018	2019	2018
Projected benefit obligations	$1.0	$1.0	$330.1	$291.7
Accumulated benefit obligation	$1.0	$1.0	$325.3	$288.1
Fair value of plan assets	$—	$—	$235.3	$201.2

The accumulated benefit obligation for all U.S. defined benefit pension plans was $59.8 million and $57.4 million as of December 31, 2019 and 2018, respectively. The accumulated benefit obligation for all non-U.S. defined benefit pension plans was $339.1 million and $299.1 million as of December 31, 2019 and 2018, respectively.

The following tables provide the components of net periodic benefit cost (income) and other amounts recognized in other comprehensive (loss) income, before income tax effects, for the years ended December 31, 2019, 2018 and 2017.

	U.S. Pension Plans
	2019	2018	2017
Net Periodic Benefit Cost (Income):
Service cost	$—	$—	$—
Interest cost	2.2	2.1	2.3
Expected return on plan assets	(2.2)	(4.7)	(4.4)
Amortization of prior-service cost	—	—	—
Amortization of net actuarial loss	0.1	—	—
Net periodic benefit cost (income)	0.1	(2.6)	(2.1)
Loss due to settlement	—	—	—
Total net periodic benefit cost (income) recognized	$0.1	$(2.6)	$(2.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial (gain) loss	$(0.9)	$5.8	$(1.5)
Amortization of net actuarial loss	(0.1)	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive (loss) income	$(1.0)	$5.8	$(1.5)
Total recognized in net periodic benefit (income) cost and other comprehensive (loss) income	$(0.9)	$3.2	$(3.6)

	Non-U.S. Pension Plans
	2019	2018	2017
Net Periodic Benefit Cost (Income):
Service cost	$1.5	$1.8	$1.9
Interest cost	7.7	7.5	7.8
Expected return on plan assets	(10.3)	(11.6)	(10.4)
Amortization of prior-service cost	0.1	—	—
Amortization of net actuarial loss	2.0	1.8	5.0
Net periodic benefit cost (income)	$1.0	$(0.5)	$4.3
Loss due to curtailments	—	—	—
Total net periodic benefit cost (income) recognized	$1.0	$(0.5)	$4.3
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss (gain)	$10.9	$2.9	$(29.9)
Amortization of net actuarial loss	(2.0)	(1.8)	(5.0)
Prior service cost	—	3.7	—
Amortization of prior service cost	(0.1)	—	—
Effect of foreign currency exchange rate changes	1.1	(2.8)	6.5
Total recognized in other comprehensive (loss) income	$9.9	$2.0	$(28.4)
Total recognized in net periodic benefit cost (income) and other comprehensive (loss) income	$10.9	$1.5	$(24.1)

	Other Postretirement Benefits
	2019	2018	2017
Net Periodic Benefit Cost:
Service cost	$—	$—	$—
Interest cost	0.1	0.1	0.1
Expected return on plan assets	—	—	—
Amortization of prior-service cost	—	—	—
Amortization of net actuarial loss	—	—	—
Net periodic benefit cost	$0.1	$0.1	$0.1
Loss due to curtailments or settlements	—	—	—
Total net periodic benefit cost recognized	$0.1	$0.1	$0.1
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss (gain)	$0.4	$(0.1)	$0.2
Amortization of net actuarial loss	—	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	0.1	—
Total recognized in other comprehensive (loss) income	$0.4	$—	$0.2
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$0.5	$0.1	$0.3

The discount rate selected to measure the present value of the Company’s benefit obligations was derived by examining the rates of high-quality, fixed income securities whose cash flows or duration match the timing and amount of expected benefit payments under a plan. The Company selects the expected long-term rate of return on plan assets in consultation with the plans’ actuaries. This rate is intended to reflect the expected average rate of earnings on the funds invested or to be invested to provide plan benefits and the Company’s most recent plan assets target allocations. The plans are assumed to continue in force for as long as the assets are expected to be invested. In estimating the expected long-term rate of return on plan assets, appropriate consideration is given to historical performance of the major asset classes held or anticipated to be held by the plans and to current forecasts of future rates of return for those asset classes. Because assets are held in qualified trusts, expected returns are not adjusted for taxes.

The following weighted-average actuarial assumptions were used to determine net periodic benefit cost (income) for the years ended December 31, 2019, 2018 and 2017.

	Pension Benefits - U.S. Plans
	2019	2018	2017
Discount rate	4.0%	3.6%	4.0%
Expected long-term rate of return on plan assets	4.0%	7.75%	7.75%

	Pension Benefits - Non-U.S. Plans
	2019	2018	2017
Discount rate	2.6%	2.3%	2.3%
Expected long-term rate of return on plan assets	4.9%	5.0%	5.0%
Rate of compensation increases	2.8%	2.8%	2.8%

	Other Postretirement Benefits
	2019	2018	2017
Discount rate	4.7%	4.4%	4.7%

The following weighted-average actuarial assumptions were used to determine benefit obligations for the years ended December 31, 2019 and 2018.

	Pension Benefits - U.S. Plans
	2019	2018
Discount rate	3.0%	4.0%

	Pension Benefits - Non-U.S. Plans
	2019	2018
Discount rate	1.7%	2.6%
Rate of compensation increases	2.7%	2.8%

	Other Postretirement Benefits
	2019	2018
Discount rate	3.8%	4.7%

The following actuarial assumptions were used to determine other postretirement benefit plans costs and obligations for the years ended December 31, 2019, 2018 and 2017.

	Other Postretirement Benefits
	2019	2018	2017
Healthcare cost trend rate assumed for next year	7.1%	7.9%	8.4%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	7.1%	7.9%	8.4%
Year that the date reaches the ultimate trend rate	2021	2020	2019

A one-percentage-point increase or decrease in assumed healthcare cost trend rates as of December 31, 2019 would have less than a $0.1 million impact on total service and interest cost components of net periodic benefit costs and less than a $0.1 million impact on the postretirement benefit obligation.

The following table reflects the estimated benefit payments for the next five years and for the years 2025 through 2029. The estimated benefit payments for the non-U.S. pension plans were calculated using foreign exchange rates as of December 31, 2019.

	Pension Benefits		Other
	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
2020	$5.0	$10.2	$0.3
2021	$5.4	$10.5	$0.3
2022	$4.8	$11.4	$0.3
2023	$4.9	$11.5	$0.3
2024	$4.5	$12.2	$0.2
Aggregate 2025-2029	$18.8	$68.3	$1.0

In 2020, the Company expects to contribute approximately $0.1 million to the U.S. pension plans, approximately $5.0 million to the non-U.S. pension plans and $0.3 million to the other postretirement benefit plans.

Plan Asset Investment Strategy

The Company’s overall investment strategy and objectives for its pension plan assets is to (i) meet current and future benefit payment needs through diversification across asset classes, investing strategies and investment managers to achieve an optimal balance between risk and return and between income and growth of assets through capital appreciation, (ii) secure participant retirement benefits, (iii) minimize reliance on contributions as a source of benefit security, and (iv) maintain sufficient liquidity to pay benefit obligations and proper expenses.  The composition of the actual investments in various securities changes over time based on short and long-term investment opportunities. None of the plan assets of Gardner Denver’s defined benefit plans are invested in the Company’s common stock. The Company uses both active and passive investment strategies.

In 2018, the Company modified its investment strategy for the U.S. pension plans to a liabilities driven investment strategy to reduce the impact of market fluctuations by matching the pension plan assets to the present value of the future liabilities.

Plan Asset Risk Management

The target financial objectives for the pension plans are established in conjunction with periodic comprehensive reviews of each plan’s liability structure. The Company’s asset allocation policy is based on detailed asset and liability model (“ALM”) analyses. A formal ALM study of each major plan is undertaken every 2-5 years or whenever there has been a material change in plan demographics, benefit structure, or funded status. In order to determine the recommended asset allocation, the advisors model varying return and risk levels for different theoretical portfolios, using a relative measure of excess return over treasury bills, divided by the standard deviation of the return (the “Sharpe Ratio”). The Sharpe Ratio for different portfolio options was used to compare each portfolio’s potential return, on a risk-adjusted basis. The Company selected a recommended portfolio that achieved the targeted composite return with the least amount of risk.

The Company’s primary pension plans are in the U.S. and UK which together comprise approximately 73% of the total benefit obligations and 89% of total plan assets as of December 31, 2019. The following table presents the long-term target allocations for these two plans as of December 31, 2019.

	U.S. Plan	UK Plan
Asset category:
Cash and cash equivalents	0%	0%
Equity	0%	40%
Fixed income	100%	30%
Real estate and other	0%	30%
Total	100%	100%

Fair Value Measurements

The following tables present the fair values of the Company’s pension plan assets as of December 31, 2019 and 2018 by asset category within the ASC 820 hierarchy (as defined in Note 19 “Fair Value Measurements”).

	December 31, 2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV (5)	Total
Asset Category
Cash and cash equivalents(1)	$2.6	$—	$—	$—	$2.6
Equity funds:
U.S. large-cap	—	5.3	—	—	5.3
International equity(2)	23.0	41.5	—	59.9	124.4
Total equity funds	23.0	46.8	—	59.9	129.7
Fixed income funds:
Corporate bonds - international	—	25.6	—	—	25.6
UK index-linked gilts	—	29.1	—	—	29.1
U.S. fixed income - government securities	—	—	—	3.9	3.9
U.S. fixed income - short duration	—	—	—	4.6	4.6
U.S. fixed income - intermediate duration	—	—	—	38.4	38.4
U.S. fixed income - long corporate	—	—	—	14.2	14.2
Total fixed income funds	—	54.7	—	61.1	115.8
Other types of investments:
International real estate(3)	—	43.3	—	—	43.3
Other(4)	—	—	18.8	—	18.8
Total	$25.6	$144.8	$18.8	$121.0	$310.2

	December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV (5)	Total
Asset Category
Cash and cash equivalents(1)	$1.3	$—	$—	$—	$1.3
Equity funds:
U.S. large-cap	—	11.1	—	—	11.1
International equity(2)	18.2	45.2	—	48.3	111.7
Total equity funds	18.2	56.3	—	48.3	122.8
Fixed income funds:
Corporate bonds - international	—	18.9	—	—	18.9
UK index-linked gilts	—	33.0	—	—	33.0
U.S. fixed income - intermediate duration	—	—	—	34.8	34.8
U.S. fixed income - long corporate	—	—	—	23.0	23.0
Total fixed income funds	—	51.9	—	57.8	109.7
Other types of investments:
International real estate(3)	—	19.9	—	—	19.9
Other(4)	—	—	16.2	—	16.2
Total	$19.5	$128.1	$16.2	$106.1	$269.9

(1)
Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.

(2)
The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S.  These investments target broad diversification across large and mid/small-cap companies and economic sectors.

(3)	International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.

(4)
Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.

(5)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

Defined Contribution Plans

The Company also sponsors defined contribution plans at various locations throughout the world. Benefits are determined and funded regularly based on terms of the plans or as stipulated in a collective bargaining agreement. The Company’s full-time salaried and hourly employees in the U.S. are eligible to participate in Company-sponsored defined contribution savings plans, which are qualified plans under the requirements of Section 401(k) of the Internal Revenue Code. The Company’s contributions to the savings plans are in the form of cash. The Company’s total contributions to all worldwide defined contribution plans for the years ended December 31, 2019, 2018 and 2017 were $19.5 million, $15.9 million and $13.7 million, respectively.

Other Benefit Plans

The Company offers a long-term service award program for qualified employees at certain of its non-U.S. locations. Under this program, qualified employees receive a service gratuity (“Jubilee”) payment once they have achieved a certain number of years of service. The Company’s actuarially calculated obligation equaled $4.3 million and $4.1 million as of December 31, 2019 and 2018, respectively.

There are various other employment contracts, deferred compensation arrangements, covenants not to compete, and change in control agreements with certain employees and former employees. The liabilities associated with such arrangements are not material to the Company’s consolidated financial statements.